SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 0	$ 12,224	$ 8,868
Medical Affairs	0	2,891	4,824
Marketing	0	2,041	4,091
Travel	0	1,506	986
Office-related expenses	0	1,477	1,923
Business Analytics	0	1,264	1,005
Market Access	0	701	1,606
Professional fees	0	627	745
Share-based compensation	0	98	751
Depreciation and amortization	0	330	314
Loss on abandonment of right-of-use asset	0	246	0
Other	0	200	157
Sales and marketing expenses	$ 0	$ 23,605	$ 25,270